Responsibilities and Commitments	3 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Responsibilities and Commitments
13. Responsibilities and Commitments
On August 2, 2021, Eve Soluções de Mobilidade Aérea Urbana Ltda. signed an agreement with ERJ to lease two facilities, one in São José dos Campos and other in Gavião Peixoto, both in the São Paulo state.
Eve UAM, LLC signed a
sub-sublease
agreement with Embraer Engineering & Technology Center (EETC), a wholy owned ERJ subsidiary, to lease a facility in Melbourne, Florida. It was signed on December 15, 2021.
After assessing the terms of both agreements, Management concluded that the lease term has not commenced as of March 31, 2022. Thus, no assets or liabilities were recognized.